Equity (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2022	Mar. 31, 2021
Statement [Line Items]
Increase in authorised share capital	₨ 189,000
Authorized Share Capital	₨ 2,040,000
Number of shares authorised	204,000,000
Par value per share	₨ 10	₨ 10	₨ 0